Property and equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and equipment
Property and equipment
Property and equipment consists of the following (in thousands):

		December 31,
	Estimated useful lives	2013	2012
Land		$6,718	$3,926
Buildings and leasehold improvements	7-20	53,025	47,390
Computer equipment	3-5	29,374	14,227
Machinery & equipment	5-10	102,937	94,198
Furniture & fixtures	3-10	6,625	12,678
Vehicles	3-5	11,247	11,328
Construction in progress		25,202	13,427
		235,128	197,174
Less: accumulated depreciation		(88,526)	(79,343)
Property & equipment, net		146,602	117,831

Rental equipment	3-10	110,455	105,162
Less: accumulated depreciation		(76,765)	(70,010)
Rental equipment, net		33,690	35,152

Total property & equipment, net		$180,292	$152,983

Depreciation expense was $36.2 million, $31.5 million and $26.2 million for the years ended December 31, 2013, 2012 and 2011.